10-K Deferred Policy Acquisition Costs - Deferred Policy Acquisition Costs Activity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning of year			$ 19,407	$ 13,672	$ 13,672	$ 7,909
Total net additions					26,670	20,957
Amortization of net policy acquisition costs	$ (7,582)	$ (4,960)	(14,104)	$ (9,531)	(20,935)	(15,194)
Deferred policy acquisition costs, end of year	$ 24,564		$ 24,564		19,407	13,672
Broker commission
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Additions to deferred balance					67,243	47,731
Amortization of net policy acquisition costs					(51,580)	(34,721)
Ceding fee
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Additions to deferred balance					7,546	5,191
Amortization of net policy acquisition costs					(5,847)	(3,952)
Others
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Additions to deferred balance					2,167	1,738
Amortization of net policy acquisition costs					(1,938)	(1,475)
Ceding commission
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Ceding commission					(50,286)	(33,703)
Amortization of net policy acquisition costs					$ 38,430	$ 24,954